Debt and Lease Liabilities - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedged items [line items]
Notional Amount	$ 126,999,199		$ 221.3
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional Amount	26,666,715	$ 22,559,983		$ 1,300.6	$ 1,130.9
Recognized in:
Comprehensive loss	(604,856)	(7,343,244)
Total foreign exchange (loss) gain derived from hedging Senior Notes	(604,856)	(7,343,244)
Offset against:
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	604,856	7,343,244
Designated as hedging instruments | Investment in shares of UH II and UHI
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	505,183	1,360,735
Designated as hedging instruments | Warrants issued by UH II
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		5,511,412
Designated as hedging instruments | Open Ended Fund
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	99,673	471,097
Designated as hedging instruments | Net investment in foreign operations | Investment in shares of UH II and UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount	25,721,539	21,424,180		1,254.5	1,074.0
Designated as hedging instruments | Fair value | Open Ended Fund
Disclosure of detailed information about hedged items [line items]
Notional Amount	$ 945,176	$ 1,135,803		$ 46.1	$ 56.9